Revenue and segment information (Reportable segments' liabilities reconciled to total liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reportable segments' liabilities [line items]
Liabilities	¥ (298,288,460)	¥ (297,871,017)
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Reportable segments' liabilities [line items]
Liabilities		(1,315,267)
Impact of other IFRS adjustments [member]
Reportable segments' liabilities [line items]
Liabilities	(1,558,061)	(1,563,317)
PRC GAAP | External revenue [member]
Reportable segments' liabilities [line items]
Liabilities	(293,841,909)	(293,419,312)
PRC GAAP | Current income tax liabilities [member]
Reportable segments' liabilities [line items]
Liabilities	(288,106)	(748,957)
PRC GAAP | Deferred income tax liabilities [member]
Reportable segments' liabilities [line items]
Liabilities	(977,810)	(996,021)
PRC GAAP | Corporate liabilities [member]
Reportable segments' liabilities [line items]
Liabilities	¥ (1,622,574)	(2,458,677)
PRC GAAP | Total [member]
Reportable segments' liabilities [line items]
Liabilities		¥ (293,419,312)